DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2024	2023	2024	2023
Inventory costs	$123	$129	$245	$262
Subcontractor and consultant costs	782	589	1,379	1,140
Concession construction materials and labor costs	38	85	78	160
Depreciation and amortization expense	194	188	390	374
Compensation	463	440	902	867
Other direct costs	260	238	518	482
Total	$1,860	$1,669	$3,512	$3,285